Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		25 Months Ended	34 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (11,404)	$ (7,431)	$ (11,636)	$ (3,464)	$ (21,934)	$ (33,338)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development			1,500		8,025	8,025
Stock-based compensation expense	427	86	106	26	132	559
Depreciation expense	9	7	13	4	17	26
Non-cash interest expense	21					21
Changes in operating assets and liabilities:
Prepaid expenses	(280)	(55)		(4)	(25)	(305)
Other assets	(11)	(38)	(32)	(21)	(32)	(43)
Accounts payable	36	142	536	(146)	761	797
Accrued expenses	316	1,583	965	396	1,361	1,677
Deferred income		800	800		800	800
Other liabilities	2		(68)	68		2
Net cash used in operating activities	(10,884)	(4,906)	(7,816)	(3,141)	(10,895)	(21,779)
Cash flows from investing activities
Purchases of property and equipment	(14)	(7)	(10)	(27)	(37)	(51)
Proceeds from the sale of property and equipment	3					3
Purchases of marketable securities	(2,955)	(2,952)	(6,627)	(6,382)	(13,009)	(15,964)
Proceeds from maturities of marketable securities	3,200	2,952				9,827
Sales of marketable securities			6,627		6,627
Purchase of in-process research and development			(1,000)		(7,525)	(7,525)
Change in restricted cash	141			(140)	(140)	1
Net cash provided by (used in) investing activities	375	(7)	(1,010)	(6,549)	(14,084)	(13,709)
Cash flows from financing activities
Proceeds from issuance of debt, net of discount	4,927					4,927
Proceeds from issuance of convertible preferred stock, net of issuance costs			1,300
Proceeds from issuance of restricted stock		139	139		139	139
Proceeds from stock option exercises	97	38	266		266	363
Repurchase of early exercised stock	(5)					(5)
Proceeds from initial public offering of common stock, net of commissions	36,897					36,897
Payments of initial public offering costs	(2,617)					(2,617)
Net cash provided by financing activities	42,705	7,876	16,797	7,542	38,952	81,657
Net increase (decrease) in cash and cash equivalents	32,196	2,963	7,971	(2,148)	13,973	46,169
Cash and cash equivalents, beginning of period	13,973	6,002	6,002	8,150
Cash and cash equivalents, end of period	46,169	8,965	13,973	6,002	13,973	46,169
Supplemental disclosure of cash-flow information:
Cash paid for interest	161					161
Supplemental disclosure of noncash investing and financing activities:
Accrued third-party milestone payment	500		500		500	500
Conversion of preferred stock into common stock	41,953					41,953
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs					9,951	9,951
Series A-1 Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs		7,699			4,662	4,662
Series B Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs			7,699	7,542	15,241	15,241
Series C Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs	$ 3,406		$ 8,693		$ 8,693	$ 12,099